Commitments and Contingencies - Fiscal Year Maturity (Details) CAD in Millions	Dec. 31, 2017 CAD
Operating lease obligations:
Total	CAD 53
Due within 1 year	11
Due in year 2	9
Due in year 3	7
Due in year 4	4
Due in year 5	4
Due after 5 years	18
Promissory note:
Due within 1 year	705
Due in year 2	282
Due in year 3	673
Due in year 4	1,219
Due in year 5	1,060
Due after 5 years	17,596
Total	21,622
Due within 1 year	1,842
Due in year 2	1,580
Due in year 3	1,570
Due in year 4	1,422
Due in year 5	1,227
Due after 5 years	13,981
Waneta Partnership | Waneta Partnership promissory note
Promissory note:
Total	72
Due within 1 year	0
Due in year 2	0
Due in year 3	72
Due in year 4	0
Due in year 5	0
Due after 5 years	0
Power
Purchase obligations:
Total	2,240
Due within 1 year	275
Due in year 2	157
Due in year 3	126
Due in year 4	118
Due in year 5	117
Due after 5 years	1,447
Renewable power
Purchase obligations:
Total	1,428
Due within 1 year	93
Due in year 2	92
Due in year 3	92
Due in year 4	92
Due in year 5	91
Due after 5 years	968
Gas
Purchase obligations:
Total	1,085
Due within 1 year	278
Due in year 2	201
Due in year 3	189
Due in year 4	147
Due in year 5	112
Due after 5 years	158
Long-term contracts - UNS Energy | UNS Energy
Purchase obligations:
Total	910
Due within 1 year	157
Due in year 2	158
Due in year 3	125
Due in year 4	79
Due in year 5	50
Due after 5 years	341
Renewable energy credit purchase agreement
Purchase obligations:
Total	125
Due within 1 year	20
Due in year 2	13
Due in year 3	11
Due in year 4	10
Due in year 5	10
Due after 5 years	61
Interest obligations on long-term debt
Other commitments:
Total	14,575
Due within 1 year	892
Due in year 2	878
Due in year 3	858
Due in year 4	837
Due in year 5	792
Due after 5 years	10,318
ITC easement agreement | ITC
Other commitments:
Total	413
Due within 1 year	13
Due in year 2	13
Due in year 3	13
Due in year 4	13
Due in year 5	13
Due after 5 years	348
Debt Collection Agreement | Maritime Electric
Other commitments:
Total	122
Due within 1 year	3
Due in year 2	3
Due in year 3	3
Due in year 4	3
Due in year 5	3
Due after 5 years	107
Purchase of Springerville Common Facilities
Other commitments:
Total	85
Due within 1 year	0
Due in year 2	0
Due in year 3	0
Due in year 4	85
Due in year 5	0
Due after 5 years	0
Joint-use asset and shared service agreements
Other commitments:
Total	52
Due within 1 year	3
Due in year 2	3
Due in year 3	3
Due in year 4	3
Due in year 5	3
Due after 5 years	37
Other
Other commitments:
Total	462
Due within 1 year	97
Due in year 2	53
Due in year 3	71
Due in year 4	31
Due in year 5	32
Due after 5 years	CAD 178